income taxes (Tables)	12 Months Ended
Dec. 31, 2022
income taxes
Expense composition

Years ended December 31 (millions)	2022	2021
Current income tax expense
For the current reporting period	$584	$563
Adjustments recognized in the current period for income taxes of prior periods	(11)	(30)
	573	533
Deferred income tax expense
Arising from the origination and reversal of temporary differences	9	25
Adjustments recognized in the current period for income taxes of prior periods	22	22
	31	47
	$604	$580

Rate reconciliations

Years ended December 31 ($ in millions)	2022		2021
Income taxes computed at applicable statutory rates	$595	25.6%	$589	25.8%
Adjustments recognized in the current period for income taxes of prior periods	11	0.5	(8)	(0.3)
Non-deductible amounts	1	0.1	23	1.0
Gain on disposition	—	—	(46)	(2.0)
Other	(3)	(0.2)	22	1.0
Income tax expense per Consolidated statements of income and other comprehensive income	$604	26.0%	$580	25.5%

Temporary differences

	Property, plant
	and		Property, plant
	equipment		and
	(owned) and		equipment				Losses	Share-based	Net
	intangible	Intangible	(leased), net	Contract		Provisions not	available to	compensation	deferred
	assets subject	assets with	of lease	assets and	Net pension	currently	be carried	amounts and	income
(millions)	to amortization	indefinite lives	liabilities	liabilities	amounts	deductible	forward [1]	other	tax liability
As at January 1, 2021	$2,292	$1,692	$(40)	$307	$(247)	$(215)	$(67)	$(15)	$3,707
Deferred income tax expense recognized in Net income	75	59	7	(112)	(22)	41	(23)	22	47
Other comprehensive income	—	—	—	—	209	—	—	37	246
Deferred income taxes charged directly to owners’ equity and other (Note 18(c))	80	—	—	—	—	—	(18)	(52)	10
As at December 31, 2021	2,447	1,751	(33)	195	(60)	(174)	(108)	(8)	4,010
Deferred income tax expense recognized in Net income	(14)	105	1	(90)	(19)	28	(29)	49	31
Other comprehensive income	—	—	—	—	45	—	—	(50)	(5)
Deferred income taxes charged directly to owners’ equity and other (Note 18(b))	397	—	—	—	—	(4)	(7)	(4)	382
As at December 31, 2022	$2,830	$1,856	$(32)	$105	$(34)	$(150)	$(144)	$(13)	$4,418

1	We expect to be able to utilize our non-capital losses prior to expiry.